Long-Term Debt - Summary of Long-Term Debt (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Nov. 27, 2017	May 22, 2017
LIBOR [Member]
Debt Instrument [Line Items]
Interest rate			2.75%	3.00%
Term Loan Facility, 4.75%, Due 2020 [Member]
Debt Instrument [Line Items]
Interest rate		4.75%
Maturity year		2020
Unamortized discount		$ 6.0
Unamortized deferred financing fees		$ 5.2
Term Loan Facility, 4.75%, Due 2020 [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread		3.75%
Amended and Restated Term Loan Facility, 4.42%, Due 2024 [Member]
Debt Instrument [Line Items]
Interest rate	4.42%
Maturity year	2024
Unamortized discount	$ 3.6			$ 1.4
Unamortized deferred financing fees	$ 4.4			$ 2.6
Amended and Restated Term Loan Facility, 4.42%, Due 2024 [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread	2.75%